united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/17

Item 1. Reports to Stockholders.

Balter Discretionary Global Macro Fund
Institutional Class
BGMIX
Investor Class
BGMVX

Balter European L/S Small Cap Fund
Institutional Class
BESMX
Investor Class
BESRX

Balter L/S Small Cap Equity Fund
Institutional Class
BEQIX

Semi-Annual Report
April 30, 2017

1-844-322-8112
www.balterliquidalts.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholder,

The Balter Long/Short Equity Fund returned +11.66% for the 6-month period ending April 30, 2017 compared to +6.58% for the Morningstar Long/Short Equity Category Average and +18.37% for the Russell 2000 Index. During this period the Fund averaged 76.1% long, -23.4% short resulting in average net exposure of 52.7% and average gross exposure of 99.5%. The Fund returned +17.43% for the 12- month period ending April 30, 2017 compared to +7.56% for the Morningstar Long/Short Equity Category Average and +25.63% for the Russell 2000 Index. During this period the Fund averaged 72.8% long, -23.1% short resulting in average net exposure of 49.7% and average gross exposure of 95.9%. For the 3-year period ending April 30, 2017 the Fund has annualized returns of +5.57% compared to +1.83% for the Morningstar Long/Short Equity Category Average and +9.03% for the Russell 2000 Index.

The Balter European L/S Small Cap Equity Fund returned +16.72% for the 6-month period ending April 30, 2017 compared to +6.58% for the Morningstar Long/Short Equity Category Average and +18.17% for the MSCI Europe Small Cap Index. During this period the Fund averaged 88.9% long, -17.6% short resulting in average net exposure of 71.3% and average gross exposure of 106.5%. The Fund returned +12.83% for the 12-month period ending April 30, 2017 compared to +7.56% for the Morningstar Long/Short Equity Category Average and +13.16% for the MSCI Europe Small Cap Index. During this period the Fund averaged 88.6% long, -18.1% short resulting in average net exposure of 70.5% and average gross exposure of 106.7%. Since inception, the Fund has annualized returns of +9.91% compared to +1.36% for the Morningstar Long/Short Equity Category Average and +4.67% for the MSCI Europe Small Cap Index.

The Balter Discretionary Global Macro Fund returned +0.62% for the 6-month period ending April 30, 2017, compared to +2.72% for the Morningstar Multialternative Category, +11.76% for the MSCI All Country World Index and -1.63% for the Bloomberg Barclays Global Aggregate Bond Index. The Fund returned -0.71% for the 12-month period ending April 30, 2017, compared to +3.33% for the Morningstar Multialternative Category, +15.14% for the MSCI All Country World Index and -2.10% for the Bloomberg Barclays Global Aggregate Bond Index. The Fund continues to take a cautious stance given the current market environment, keep risk level at lower end of the expected range. As volatility in global asset classed picks more and more opportunities will be become available to the portfolio managers. Until that point presents itself they will wait patiently and invest prudently.

As the global investment community continues to embrace passive investing we remain as confident as ever that active management will soon prove its value. Active managers, alternative investments in particular, haven’t kept pace with the S&P 500 over the last 6 years. This period is not dissimilar from the late 90’s when the S&P 500 Index averaged over 30% per year between 1995 and 1998. Correspondingly, the HFRI Equity Hedge Index trailed by over 750 basis points annually during the period. Since 2012, the S&P 500 Index has outperformed the HFRI Equity Hedge Index by more than 900 basis points annually with most market indices reaching new highs during this period. As can be seen in the chart below, hedge fund returns are cyclical, like many other aspects of the capital markets. There are periods of time when hedge funds outperform and times when they underperform. Since the end of 2014 the trend for hedge fund performance has been improving notably.

Rollling 36 Month Excess Returns
HFRI Equity Hedge Index vs. S&P 500 Index

*	Past performance is not indicative of future results. Shown performance is not meant to represent the Fund. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales changes.

We are growing increasingly concerned that market participants are once again embracing market risk at point in the cycle when risks are elevated. This behavioral pattern has been repeating itself for as long as people have been investing in capital markets and we see no sign of it changing anytime soon. We believe, now more than ever, active management, particularly strategies that can invest both long and short, should be represented in most asset allocations. This may not seem to be the right choice looking back over the last few years, but that said, nobody drives looking through the rearview mirror.

Sincerely,

Brad Balter, CFA	Jay Warner, CFA	Ben Deschaine, CAIA
CEO, Portfolio Manager	Portfolio Manager	Portfolio Manager

The S&P 500 Index is an unmanaged index of common stocks, includes reinvestment of dividends and capital gains, and is a registered trademark of the Standard & Poor’s Corporation. The Russell 2000 is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. Both indices are a registered trademark of Russell Investment Group. The Morningstar Long-Short Equity Category is an average monthly return of all funds in the Morningstar Long-Short Equity Category, including the Fund. The Long-Short Category contains a universe of funds with similar investment objectives and investment style, as defined by Morningstar.

Morningstar Long/Short Category Average, Category (LO), is a category average made up of 164 Long/short equity alternative funds. Rankings in the category are based on total returns for the measured period.

The Russell 2000 index is an index measuring the performance approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets (DM) countries in Europe. With 942 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe.

The MSCI All Country World Index captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,476 constituents, the index covers approximately 85% of the global investable equity opportunity set.

Morningstar Mulltialternative Category was added in 2011. The funds in this category will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. The Global Aggregate Index contains three major components: the U.S. Aggregate (USD 300mn), the Pan-European Aggregate (EUR 300mn), and the Asian- Pacific Aggregate Index (JPY 35bn). In addition to securities from these three benchmarks, the Global Aggregate Index includes Global Treasury, Eurodollar (USD 300mn), Euro-Yen (JPY 25bn), Canadian (USD 300mn equivalent), and Investment Grade 144A (USD 300mn) index-eligible securities not already in the three regional aggregate indices.

6859-NLD-6/26/2017

Balter Discretionary Global Macro Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmarks:

			Annualized
	Six Month	One Year	Since Inception **
Balter Discretionary Global Macro Fund Investor Class	0.51%	(0.91)%	(0.85)%
Balter Discretionary Global Macro Fund Institutional Class	0.62%	(0.71)%	(0.70)%
Bloomberg Barclays Global Aggregate Bond Index (a)	(1.63)%	(2.10)%	2.47%
MSCI All Country World Index (b)	11.76%	15.14%	4.10%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2017 as amended March 22, 2017 is 2.15% and 2.45% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is May 28, 2015.

(a)	The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	MSCI All Country World Index captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,480 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type (1)	% of Net Assets
Money Market Funds	50.4%
Common Stock	5.4%
Exchange Traded Funds	1.3%
Other Assets Less Liabilities	42.9%
100.0%

(1) Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter European L/S Small Cap Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception **	Since Inception ***
Balter European L/S Small Cap Fund Investor Class	16.72%	12.83%	N/A	6.10%	N/A
Balter European L/S Small Cap Fund Institutional Class	16.72%	12.83%	7.96%	N/A	9.91%
MSCI Europe Small Cap Index (a)	18.17%	13.16%	12.32%	9.23%	4.67%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2017 is 2.95% and 3.25% for the Institutional Class and Investor Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 30, 2015.

***	Inception date is October 31, 2007. Performance data for Institutional Class shares includes the Fund’s predecessor hedge fund.

(a)	The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets countries in Europe. With 918 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Money Market Fund	32.6%
Retail	3.0%
Computers	2.5%
Electrical Components & Equipment	2.2%
Distribution/Wholesale	2.1%
Healthcare-Products	2.1%
Private Equity	2.0%
Media	2.0%
Software	2.0%
Internet	1.8%
Other Assets Less Liabilities	47.7%
100.0%

(1)	Does not include derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter L/S Small Cap Equity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmarks:

			Annualized
	Six Month	One Year	Since Inception **
Balter L/S Small Cap Equity Fund Institutional Class	11.66%	17.43%	4.50%
Russell 2000 Total Return (a)	18.37%	25.63%	7.19%
HFRX Equity Hedge Index (b)	5.14%	6.64%	2.55%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2017 is 2.82% for the Institutional Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 31, 2013.

(a)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The HFRX Equity Hedge Index seeks to replicate equity hedge strategies that maintain positions, both long and short, primarily equity and equity derivative securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Money Market Fund	18.9%
Software	7.5%
Retail	5.5%
Building Materials	5.4%
Commercial Services	4.1%
Distribution/Wholesale	3.6%
Internet	3.3%
Transportation	3.0%
Electronics	3.0%
Healthcare-Products	2.8%
Other Assets Less Liabilities	42.9%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Value
	COMMON STOCK - 5.4%
	BANKS - 0.0%
26,000	National Bank of Greece SA *	$8,398

	INTERNET - 0.5%
3,406	Netflix, Inc. *	518,393

	MACHINERY-DIVERSIFIED - 0.4%
2,288	FANUC Corp.	465,010

	MEDIA - 3.1%
2,952	Charter Communications, Inc. *	1,018,912
14,738	DISH Network Corp. *	949,717
14,098	Walt Disney Co.	1,629,729
		3,598,358
	SEMICONDUCTORS - 0.1%
746	Broadcom Ltd.	164,724

	TELECOMMUNICATIONS - 1.3%
72,990	Sprint Corp.	659,100
10,543	T-Mobile US, Inc.	709,228
3,244	Verizon Communications, Inc.	148,932
		1,517,260

	TOTAL COMMON STOCK (Cost $6,257,072)	6,272,143

	EXCHANGE TRADED FUND - 1.3%
	EQUITY FUND - 1.3%
48,060	Financial Select Sector SPDR Fund	1,130,852
13,050	ROBO Global Robotics and Automation Index ETF	432,347
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,531,875)	1,563,199

		Option
Contracts		Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
142	EURO-BOBL Future, Maturing June 2017 ** #	5/26/2017	$132.00	65,718
58	S&P500 EMINI Future, Maturing June 2017 *** #	6/16/2017	$2,340.00	56,550
	TOTAL PUT OPTIONS PURCHASED (Cost - $214,995)			122,268

Shares
	SHORT-TERM INVESTMENTS - 50.4%
	MONEY MARKET FUNDS - 50.4%
13,358,342	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.60% ^ + #	13,358,342
294,084	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.64% ^ + #	294,084
14,797,288	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.61% ^ + #	14,797,288
15,340,634	Invesco STIT-Government & Agency Portfolio - Institutional Class, 0.67% ^ + #	15,340,634
14,798,593	Invesco STIT-Treasury Portfolio - Institutional Class, 0.63% ^ + #	14,798,593
	TOTAL SHORT-TERM INVESTMENTS (Cost - $58,588,941)	58,588,941

	TOTAL INVESTMENTS - 57.2% (Cost - $66,592,883) (a)	$66,546,551
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds $312,543)	(327,224)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds $513,025)	(200,555)
	SECURITIES SOLD SHORT - (0.7)% (Proceeds $863,341)	(856,944)
	OTHER ASSETS LESS LIABILITIES - 44.0%	51,125,489
	NET ASSETS - 100.0%	$116,287,317

		Option
Contracts		Expiration Date	Exercise Price
	OPTIONS WRITTEN - (0.5)%
	CALL OPTIONS WRITTEN - (0.3)%
31	Crude Oil Future, Maturing June 2017 ** #	5/17/2017	$50.00	24,490
64	U.S. Bond Future, Maturing June 2017 ** #	5/26/2017	$150.00	216,000
61	U.S. Bond Future, Maturing June 2017 ** #	5/26/2017	$153.00	86,734
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $312,543)			327,224

	PUT OPTIONS WRITTEN - (0.2)%
31	Crude Oil Future, Maturing June 2017 ** #	5/17/2017	$50.00	44,950
142	EURO-BOBL Future, Maturing June 2017 ** #	5/26/2017	$131.00	10,824
142	EURO-BOBL Future, Maturing June 2017 ** #	5/26/2017	$131.75	44,843
88	S&P500 EMINI Future, Maturing June 2017 *** #	6/16/2017	$2,230.00	28,600
117	S&P500 EMINI Future, Maturing June 2017 *** #	6/16/2017	$2,250.00	45,338
64	U.S. Bond Future, Maturing June 2017 ** #	5/26/2017	$150.00	26,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $513,025)			200,555

	TOTAL OPTIONS WRITTEN (Proceeds - $825,568)			527,779

Shares
	SECURITIES SOLD SHORT - (0.7)%
	RETAIL - (0.5)%
11,431	Macy’s, Inc.	334,014
1,524	McDonald’s Corp.	213,253
		547,267

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Value
	SECURITIES SOLD SHORT (Continued) - (0.7)%
	EQUITY FUND - (0.2)%
3,810	VanEck Vectors Retail ETF	$309,677

	TOTAL SECURITIES SOLD SHORT (Proceeds - 863,341)	856,944

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

**	1,000 contracts per contract.

***	50 contracts per contract.

#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.

^	Money market fund; interest rate reflects effective yield on April 30, 2017.

+	All or a portion of the security is held as collateral for securities sold short and futures contracts.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,870,289 including options and securities sold short, excluding futures and forward currency contracts and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$291,539
Unrealized depreciation	—
Net unrealized appreciation	$291,539

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - (0.0)%
123	U.S. Long Bond Future Jun 2017 #	18,815,156	51,781
	TOTAL LONG FUTURES CONTRACTS	$18,815,156	$51,781

	SHORT FUTURES CONTRACTS - (0.0)%
21	Crude Oil Future Jun 2017 #	1,035,930	(15,150)
81	EURO-BOBL Future Jun 2017 #	11,630,709	(7,285)
28	S&P EMINI Future Jun 2017 #	3,332,700	(136)
	TOTAL SHORT FUTURES CONTRACTS	$15,999,339	$(22,571)

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Value
	COMMON STOCK - 27.7%
	AEROSPACE/DEFENSE - 0.1%
1,663	Avio SpA *	$23,470

	AUTO PARTS & EQUIPMENT - 1.7%
5,637	Bertrandt AG	588,490

	BANKS - 0.0%
4,109	Nordax Group AB	20,928

	COMMERCIAL SERVICES - 1.5%
75,376	Northern Drilling Ltd. *	527,935

	COMPUTERS - 2.5%
83,704	Sophos Group PLC	366,352
91,104	Tobii AB *	501,058
		867,410
	DISTRIBUTION/WHOLESALE - 2.1%
139,850	Fourlis Holdings SA *	730,991

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
952,117	Kitron ASA	765,784

	HEALTHCARE-PRODUCTS - 2.1%
164,583	Amplitude Surgical SAS *	722,267

	HOLDING COMPANIES-DIVERSIFIED - 0.0%
1,663	Space3 SpA *	19,015

	INTERNET - 1.8%
526,144	Solocal Group *	623,364

	MEDIA - 2.0%
144,034	Cairo Communication SpA	705,806

	MINING - 1.5%
570,967	Rupert Resources Ltd. *	534,512

	OIL & GAS - 1.5%
622,067	Diversified Gas & Oil PLC *	527,144

	PRIVATE EQUITY - 2.0%
14,546	AURELIUS Equity Opportunities SE & Co. KGaA	717,546

	REAL ESTATE - 0.1%
504	Nexity SA	27,395

	RETAIL - 3.0%
1,563	Beter Bed Holding NV	25,530
465,000	Koovs PLC *	266,205
84,826	Verkkokauppa.com Oyj	768,529
		1,060,264
	SOFTWARE - 2.0%
47,728	RIB Software SE	699,302

	TRANSPORTATION - 1.6%
51,035	Goodbulk Ltd. *	557,921

	TOTAL COMMON STOCK (Cost - $8,961,779)	9,719,544

	WARRANTS - 0.0%
830	Avio SpA, Expiration June 22, 2020, Exercise Price $9.50 EUR *	2,784
2,416	Space3 SpA, Expiration July 31, 2018, Exercise Price $9.50 EUR *	4,077
	TOTAL WARRANTS (Cost - $5,708)	6,861

	SHORT-TERM INVESTMENT - 32.6%
	MONEY MARKET FUND - 32.6%
11,458,089	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.60% **	11,458,089
	TOTAL SHORT-TERM INVESTMENT (Cost - $11,458,089)

	TOTAL INVESTMENTS - 60.3% (Cost - $20,425,576) (a)	$21,184,494
	OTHER ASSETS LESS LIABILITIES - 39.7%	13,934,765
	NET ASSETS - 100.0%	$35,119,259

PLC - Public Limited Company

*	Non-income producing security.

**	Money market fund; interest rate reflects effective yield on April 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,425,576 excluding swaps and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$845,612
Unrealized depreciation	(86,694)
Net unrealized appreciation	$758,918

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - 0.1%
Goldman Sachs International	Adva AG NPV	EUR	66,815	$730,956	0.227%	9/30/2026	$(61,844)
Goldman Sachs International	Almirall, S.A.	EUR	41,679	669,365	0.227%	3/3/2027	23,601
Goldman Sachs International	AMG Advanced Metallurgical Group NV	EUR	23,122	556,893	0.227%	10/14/2026	(126)
Goldman Sachs International	Arbonia AG	CHF	33,992	613,556	(0.180)%	1/27/2027	15,366
Goldman Sachs International	Avio SPA	EUR	45,000	588,600	0.227%	4/7/2027	(5,880)
Goldman Sachs International	Avio SPA Warrant Expiration 6/22/2020	EUR	11,250	35,775	0.227%	4/7/2027	(1,225)
Goldman Sachs International	Cairn Homes PLC	EUR	400,836	636,327	0.227%	2/17/2027	(9,821)
Goldman Sachs International	Clarkson PLC	GBP	19,196	556,876	0.855%	1/22/2027	(9,189)
Goldman Sachs International	Credito Emiliano SPA	EUR	127,616	823,123	0.227%	9/30/2026	(5,559)
Goldman Sachs International	Dairy Crest Group PLC	GBP	93,393	535,142	0.855%	9/30/2026	1,208
Goldman Sachs International	D’Amico International Shipping S.A.	EUR	1,852,469	630,214	0.227%	4/28/2027	600
Goldman Sachs International	Evolution Gaming Group AB	SEK	18,301	7,045,885	0.072%	11/25/2026	12,401
Goldman Sachs International	Fila SPA	EUR	32,923	615,660	2.127%	9/30/2026	3,227
Goldman Sachs International	Fugro NV	EUR	46,279	642,815	0.227%	9/30/2026	(17,638)
Goldman Sachs International	Immobiliare Grande Distribuzione SPA	EUR	810,990	657,307	0.227%	9/30/2026	10,156
Goldman Sachs International	John Menzies PLC	GBP	58,382	405,171	0.855%	12/10/2026	(1,888)
Goldman Sachs International	Letho Group OYJ	EUR	60,464	685,662	0.227%	12/10/2026	11,852
Goldman Sachs International	Meyer Burger Technology AG	CHF	680,437	571,567	(0.180)%	12/18/2026	(13,671)
Goldman Sachs International	Nexity	EUR	13,979	700,488	0.227%	9/30/2026	(2,968)
Goldman Sachs International	Nordax Group	SEK	178,502	8,446,187	0.072%	9/30/2026	(44,693)
Goldman Sachs International	Raysearch Laboratories	SEK	33,157	7,261,383	0.072%	9/30/2026	11,234
Goldman Sachs International	Saes Getters SPA	EUR	46,729	826,237	0.227%	9/30/2026	13,664
Goldman Sachs International	Sogefi SPA	EUR	237,952	1,028,905	0.227%	9/30/2026	102,092
Goldman Sachs International	Solutions 30 SE	EUR	37,146	672,343	0.227%	1/28/2027	4,449
Goldman Sachs International	Space3 SPA	EUR	45,000	468,450	0.227%	9/30/2026	4,410
Goldman Sachs International	Spectrum ASA	NOK	130,777	4,956,448	1.410%	9/30/2026	24,426
Goldman Sachs International	Tokmanni Group OY	EUR	61,783	591,881	0.227%	2/10/2027	(50,459)
Goldman Sachs International	Victoria Carpet Holdings PLC	GBP	100,057	474,771	0.855%	1/14/2027	21,359
				$42,427,987			$35,084

	SHORT TOTAL RETURN SWAP CONTRACTS - (0.1)%
Goldman Sachs International	Debenhams PLC	GBP	782,510	400,368	(0.289)%	9/30/2026	(359)
Goldman Sachs International	Fuchs Petrolub AG	EUR	9,207	436,734	(0.851)%	9/30/2026	802
Goldman Sachs International	Intertek Group PLC	GBP	6,256	256,058	(0.289)%	9/30/2026	2,185
Goldman Sachs International	Pets at Home Group PLC	GBP	142,983	266,150	(0.289)%	9/30/2026	(2,699)
Goldman Sachs International	Rocket Internet AG	EUR	12,318	203,309	(2.851)%	9/30/2026	(3,286)
Goldman Sachs International	Stobart Group Ltd.	GBP	120,450	269,808	(0.439)%	9/30/2026	—
Goldman Sachs International	Telit Communications PLC	GBP	71,729	262,528	(8.289)%	9/30/2026	(5,336)
Goldman Sachs International	Viscofan Envoltura Celulosacas	EUR	6,669	346,254	(0.851)%	10/1/2026	(23,021)
Goldman Sachs International	Wartsila	EUR	5,704	313,720	(0.851)%	9/30/2026	(5,590)
Goldman Sachs International	Windelin.De AG	EUR	27,575	88,240	(8.851)%	11/4/2026	(601)
				$2,843,169			$(37,905)

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

SEK - Swedish Krona

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Value
	COMMON STOCK - 76.3%
	AEROSPACE/DEFENSE - 0.2%
4,647	AAR Corp.	$167,246
2,945	HEICO Corp.	209,301
		376,547
	AUTO MANUFACTURERS - 0.3%
23,585	Blue Bird Corp. * ^	438,681

	BANKS - 2.2%
135,934	CenterState Banks, Inc.	3,429,615

	BEVERAGES - 2.0%
201,141	Craft Brew Alliance, Inc. *	2,735,518
9,081	MGP Ingredients, Inc. ^	475,481
		3,210,999
	BIOTECHNOLOGY - 0.5%
47,313	Enzo Biochem, Inc. *	416,354
53,329	NeoGenomics, Inc. * ^	402,634
		818,988
	BUILDING MATERIALS - 5.4%
33,092	Armstrong World Industries, Inc. * ^	1,547,051
8,397	Masonite International Corp. * ^	698,630
227,286	NCI Building Systems, Inc. * ^	3,977,505
37,945	US Concrete, Inc. * ^	2,352,590
		8,575,776
	CHEMICALS - 2.2%
177,502	Ferro Corp. * ^	3,180,836
5,800	RPM International, Inc.	304,848
		3,485,684
	COMMERCIAL SERVICES - 4.1%
67,946	AMN Healthcare Services, Inc. *	2,775,594
49,544	CardConnect Corp. * ^	678,753
1,145	Euronet Worldwide, Inc. *	94,600
22,847	KAR Auction Services, Inc.	996,586
10,334	Monro Muffler Brake, Inc.	535,818
16,225	Quanta Services, Inc. * ^	575,014
31,445	Textainer Group Holdings Ltd. ^	470,103
10,584	TriNet Group, Inc. * ^	311,170
		6,437,638
	COMPUTERS - 2.6%
65,181	Carbonite, Inc. * ^	1,407,910
19,081	DMC Global, Inc. ^	291,939
5,600	DST Systems, Inc.	689,416
2,732	Lumentum Holdings, Inc. * ^	116,793
41,477	Varonis Systems, Inc. *	1,302,378
14,605	VeriFone Systems, Inc. * ^	270,777
		4,079,213
	DISTRIBUTION/WHOLESALE - 3.6%
17,689	Anixter International, Inc. *	1,442,538
106,660	LKQ Corp. *	3,332,058
16,062	WESCO International, Inc. *	978,979
		5,753,575
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
18,269	FNF Group	748,116

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
4,669	Universal Display Corp. ^	417,175

	ELECTRONICS - 3.0%
14,072	Jabil Circuit, Inc. ^	408,369
41,939	OSI Systems, Inc. * ^	3,246,079
11,381	Rogers Corp. *	1,171,560
		4,826,008
	ENGINEERING & CONSTRUCTION - 2.5%
31,737	Dycom Industries, Inc. * ^	3,353,331
27,895	Primoris Services Corp. ^	640,748
		3,994,079
	ENTERTAINMENT - 0.5%
35,620	Scientific Games Corp. *	845,975

	ENVIRONMENTAL CONTROL - 1.5%
25,643	Clean Harbors, Inc. *	1,490,115
11,417	Tetra Tech, Inc.	501,777
4,185	Waste Connections, Inc. ^	385,104
		2,376,996
	FOOD - 1.4%
6,330	Calavo Growers, Inc. ^	415,248
19,823	TreeHouse Foods, Inc. *	1,736,495
		2,151,743
	HEALTHCARE - PRODUCTS - 2.8%
64,276	AxoGen, Inc. * ^	784,167
8,077	BioTelemetry, Inc. * ^	265,733
22,449	Entellus Medical, Inc. * ^	319,225

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Value
	COMMON STOCK (Continued) - 76.3%
	HEALTHCARE - PRODUCTS (Continued) - 2.8%
6,957	Inogen, Inc. *	$576,666
59,345	MiMedx Group, Inc. * ^	753,088
24,224	STERIS PLC	1,787,731
		4,486,610
	HEALTHCARE - SERVICES - 1.7%
11,675	Amedisys, Inc. * ^	632,785
37,554	Envision Healthcare Corp. *	2,104,151
		2,736,936
	HOME BUILDERS - 2.2%
16,733	Installed Building Products, Inc. *	892,706
27,534	Thor Industries, Inc.	2,648,220
		3,540,926
	HOME FURNISHINGS - 1.8%
36,705	Ethan Allen Interiors, Inc.	1,093,809
57,316	Select Comfort Corp. * ^	1,771,064
		2,864,873
	INSURANCE - 0.6%
7,842	First American Financial Corp.	340,421
38,389	Health Insurance Innovations, Inc. * ^	643,016
		983,437
	INTERNET - 3.3%
67,489	8x8, Inc. *	981,965
182,562	Boingo Wireless, Inc. * ^	2,608,811
11,332	Cogent Communications Holdings, Inc.	509,940
89,021	Meet Group, Inc. * ^	530,565
6,001	Proofpoint, Inc. * ^	452,295
2,014	RingCentral, Inc. *	64,347
2,574	TrueCar, Inc. *	45,096
		5,193,019
	LEISURE TIME - 0.7%
9,742	Norwegian Cruise Line Holdings Ltd.	525,386
5,014	Royal Caribbean Cruises Ltd.	534,492
		1,059,878
	MACHINERY-DIVERSIFIED - 0.7%
17,911	NN, Inc.	494,344
6,934	Zebra Technologies Corp. * ^	653,668
		1,148,012
	MEDIA - 1.9%
42,521	Nexstar Media Group, Inc.	2,933,949

	MINING - 0.5%
147,052	Endeavour Silver Corp. *	452,920
97,430	New Gold, Inc. *	276,701
		729,621
	MISCELLANEOUS MANUFACTURING - 1.3%
238,642	DIRTT Environmental Solutions *	1,155,423
37,645	Harsco Corp. * ^	491,267
9,016	Lydall, Inc. *	472,438
		2,119,128
	OFFICE FURNISHINGS - 0.3%
20,553	Knoll, Inc.	492,450

	OIL & GAS - 1.3%
9,072	Matador Resources Co. * ^	196,681
107,054	SRC Energy, Inc. * ^	807,187
101,230	Trecora Resources *	1,118,592
		2,122,460
	PACKAGING & CONTAINERS - 1.1%
18,293	Packaging Corp. of America	1,806,983

	PHARMACEUTICALS - 0.4%
23,437	Lannett Co., Inc. *	609,362

	REITS - 0.6%
42,166	DiamondRock Hospitality Co.	464,248
9,804	Potlatch Corp.	441,670
		905,918
	RETAIL - 5.5%
73,216	BMC Stock Holdings, Inc. * ^	1,705,933
2,279	CarMax, Inc. *	133,322
32,018	Carrols Restaurant Group, Inc. * ^	448,252
87,598	Del Taco Restaurants, Inc. * ^	1,151,914
30,263	GMS, Inc. *	1,094,310
91,395	JC Penney Co., Inc. *	491,705
50,271	MarineMax, Inc. *	1,023,015
36,374	Party City Holdco, Inc. * ^	581,984
8,918	Red Robin Gourmet Burgers, Inc. * ^	523,932
9,269	Target Corp.	517,674
11,887	Texas Roadhouse, Inc.	557,263

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Value
	COMMON STOCK (Continued) - 76.3%
	RETAIL (Continued) - 5.5%
26,138	Zumiez, Inc. *	$469,177
		8,698,481
	SEMICONDUCTORS - 2.0%
61,519	Aehr Test Systems * ^	281,142
139,774	EMCORE Corp. ^	1,257,966
10,955	Microsemi Corp. * ^	514,228
4,044	Monolithic Power Systems, Inc. ^	370,026
3,983	Skyworks Solutions, Inc.	397,264
10,917	Xperi Corp. ^	366,811
		3,187,437
	SOFTWARE - 7.5%
7,025	Blackbaud, Inc.	564,880
267,361	Brightcove, Inc. * ^	2,326,041
87,026	Callidus Software, Inc. * ^	1,831,897
16,172	Computer Programs & Systems, Inc. ^	443,921
9,216	Ebix, Inc. ^	568,627
21,900	Evolent Health, Inc. * ^	509,175
130,832	Five9, Inc. * ^	2,387,030
168,024	Nuance Communications, Inc. * ^	3,005,949
10,726	PDF Solutions, Inc. * ^	204,009
		11,841,529
	STORAGE/WAREHOUSING - 1.5%
83,589	Mobile Mini, Inc.	2,399,004

	TELECOMMUNICATIONS - 2.8%
110,689	Extreme Networks, Inc. * ^	865,035
76,436	Oclaro, Inc. * ^	612,252
68,410	ORBCOMM, Inc. * ^	659,472
345,632	ShoreTel, Inc. * ^	2,263,890
		4,400,649
	TRANSPORTATION - 3.0%
118,336	Aegean Marine Petroleum Network, Inc. ^	1,319,446
3,192	Atlas Air Worldwide Holdings, Inc. *	185,136
36,827	Marten Transport Ltd.	913,310
44,495	Swift Transportation Co. *	1,093,687
26,786	Werner Enterprises, Inc.	731,258
11,864	XPO Logistics, Inc. * ^	585,963
		4,828,800

	TOTAL COMMON STOCK (Cost - $99,028,448)	121,056,270

	RIGHTS - 0.0%
25,442	Nextstar Broadcasting Group CVR # (Cost - $7,633)	7,887

	SHORT-TERM INVESTMENTS - 18.9%
	MONEY MARKET FUND - 18.9%
29,948,978	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.60% **	29,948,978
	TOTAL SHORT-TERM INVESTMENTS (Cost - $29,948,978)

		Option
Contracts +		Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.0%
58	Atlas Air Worldwide Holdings, Inc.	5/19/2017	$55.00	25,520
114	Hi-Crush Partners LP	5/19/2017	$15.00	7,866
802	JC Penney Co., Inc.	5/19/2017	$7.00	3,208
39	United Rentals, Inc.	5/19/2017	$120.00	2,145
	TOTAL CALL OPTIONS PURCHASED (Cost - $50,961)			38,739

	PUT OPTIONS PURCHASED - 0.1%
2	Oclaro, Inc.	5/19/2017	$8.00	130
285	American Eagle Outfitters, Inc.	5/19/2017	$13.00	7,980
57	Best Buy Co., Inc.	5/19/2017	$50.00	2,964
110	Emerge Energy Services LP	6/16/2017	$17.50	53,350
57	Inphi Corp.	5/19/2017	$40.00	8,550
114	iShares Russell 2000 ETF	5/19/2017	$137.00	11,400
57	Lumentum Holdings Inc.	5/19/2017	$44.00	19,380
	TOTAL PUT OPTIONS PURCHASED (Cost - $95,847)			103,754

	TOTAL OPTIONS PURCHASED (Cost - $146,808)			142,493

	TOTAL INVESTMENTS - 95.3% (Cost - $129,131,867) (a)			$151,155,628
	CALL OPTIONS WRITTEN - (0.0)% (Proceeds - $29,334)			(46,984)
	PUT OPTIONS WRITTEN - (0.0)% (Proceeds - $28,688)			(40,858)
	SECURITIES SOLD SHORT (23.5)% (Proceeds - $37,096,984)			(37,209,419)
	OTHER ASSETS LESS LIABILITIES - 28.2%			44,793,182
	NET ASSETS - 100.0%			$158,651,549

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

		Option
Contracts +		Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (0.0)%
	CALL OPTIONS WRITTEN - (0.0)%
58	Atlas Air Worldwide Holdings, Inc.	5/19/2017	$60.00	$10,150
22	Cracker Barrel Old Country Store, Inc.	5/19/2017	$165.00	1,672
90	Norwegian Cruise Line Holdings Ltd.	5/19/2017	$55.00	13,050
46	Royal Caribbean Cruises Ltd.	5/19/2017	$105.00	14,950
191	Scientific Games Corp.	5/19/2017	$25.00	7,162
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $29,334)			46,984

	PUT OPTIONS WRITTEN - (0.0)%
110	Emerge Energy Services LP	6/16/2017	$12.50	12,100
57	Inphi Corp.	5/19/2017	$35.00	2,850
57	Lumentum Holdings, Inc.	5/19/2017	$40.00	9,405
57	MarineMax, Inc.	5/19/2017	$20.00	2,565
2	Oclaro, Inc.	5/19/2017	$7.00	48
287	Scientific Games Corp.	5/19/2017	$22.00	8,610
96	Scientific Games Corp.	5/19/2017	$23.00	5,280
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $28,688)			40,858

	TOTAL OPTIONS WRITTEN (Proceeds - $58,022)			87,842

Shares
	SECURITIES SOLD SHORT - (23.5)%
	AEROPACE/DEFENSE - (0.3)%
13,250	Astronics Corp. *	430,758

	AUTO MANUFACTURERS - (0.2)%
12,264	Wabash National Corp.	279,374

	AUTO PARTS & EQUIPMENT - (0.3)%
4,748	Dorman Products, Inc. *	394,796

	BEVERAGES - (0.0)%
10,852	DavidsTea, Inc. *	67,825

	BIOTECHNOLOGY - (0.7)%
19,996	Cambrex Corp. *	1,186,763

	BUILDING MATERIALS - (2.3)%
10,898	AAON, Inc.	399,412
10,258	Cree, Inc. *	224,445
19,548	Gibraltar Industries, Inc. *	767,259
21,096	Griffon Corp.	506,304
3,095	Martin Marietta Materials, Inc.	681,488
39,592	Quantex Building Products Corp.	807,677
3,075	Trex Co., Inc. *	225,059
		3,611,644
	CHEMICALS - (1.0)%
27,412	American Vanguard Corp.	459,151
13,286	Balchem Corp.	1,078,292
		1,537,443
	COMMERCIAL SERVICES - (1.4)%
19,977	AMN Healthcare Services, Inc. * ^	816,060
61,602	Cross Country Healthcare, Inc. *	860,580
1,642	Insperity, Inc.	149,997
10,535	Ritchie Bros Auctioneers, Inc.	345,127
		2,171,764
	COMPUTERS - (1.1)%
4,633	CACI International, Inc. *	546,694
18,705	Mercury Systems, Inc. *	699,193
6,151	NetScout Systems, Inc. *	231,585
7,465	Teradata Corp. *	217,829
		1,695,301
	DISTRIBUTION/WHOLESALE - (0.1)%
896	Pool Corp.	107,179

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.4)%
18,616	Powell Industries, Inc.	642,066

	ELECTRONICS - (0.8)%
9,414	Badger Meter, Inc.	374,206
20,967	Methode Electronics, Inc.	934,080
		1,308,286
	ENGINEERING & CONSTRUCTION - (0.4)%
27,006	Aegion Corp. *	616,277

	EQUITY FUNDS - (0.9)%
3,825	iShares Transportation Average ETF	626,803
1,522	ProShares Ultra Russell2000	179,368
10,454	SPDR S&P Semiconductor ETF	620,654
		1,426,825

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Value
	SECURITIES SOLD SHORT (Continued) - (23.5)%
	FOOD - (1.1)%
7,806	Blue Buffalo Pet Products, Inc. *	$192,418
4,083	Ingredion, Inc.	505,557
4,905	John B Sanfilippo & Son, Inc.	360,517
59,242	Smart & Final Stores, Inc. *	699,056
		1,757,548
	HEALTHCARE - PRODUCTS - (1.1)%
21,260	Abaxis, Inc.	957,338
6,377	Cantel Medical Corp.	474,513
4,613	NuVasive, Inc. *	334,489
		1,766,340
	HEALTHCARE - SERVICES - (0.2)%
8,014	Providence Service Corp. *	352,616

	HOME BUILDERS - (0.3)%
18,573	Winnebago Industries, Inc.	533,045

	HOME FURNISHINGS - (1.4)%
55,828	Daktronics, Inc.	528,133
8,710	iRobot Corp. *	694,535
6,597	La-Z-Boy, Inc.	184,056
26,500	Select Comfort Corp. *	818,850
		2,225,574
	INSURANCE - (0.1)%
2,289	Stewart Information Services Corp.	108,590

	INTERNET - (0.3)%
54,324	Endurance International Group Holdings, Inc. *	412,862

	LEISURE TIME - (0.4)%
14,956	Nautilus, Inc. *	272,199
22,892	Vista Outdoor, Inc. *	447,768
		719,967
	MACHINERY - DIVERSIFIED - (2.1)%
19,290	Chart Industries, Inc. *	704,278
6,306	Flowserve Corp.	320,786
2,555	Lindsay Corp.	221,927
31,508	NN, Inc. ^	869,621
4,635	Tennant Co.	339,514
40,294	Welbilt, Inc. *	826,027
		3,282,153
	MISCELLANEOUS MANUFACTURING - (0.7)%
4,964	AZZ, Inc.	293,124
2,504	Proto Labs, Inc. *	145,232
8,034	Standex International Corp.	754,794
		1,193,150
	REITS - (0.5)%
2,171	Digital Realty Trust, Inc.	249,318
8,185	Ventas, Inc.	523,922
		773,240
	RETAIL - (1.8)%
18,529	America’s Car-Mart, Inc. *	691,132
25,980	Buckle, Inc.	485,826
1,761	Buffalo Wild Wings, Inc. *	277,446
5,293	Cheesecake Factory, Inc.	339,599
1,112	Cracker Barrel Old Country Store, Inc.	178,131
3,017	Jack in the Box, Inc.	307,643
3,998	RH *	191,784
9,174	Tile Shop Holdings, Inc.	195,865
3,738	Tractor Supply Co.	231,420
		2,898,846
	SEMICONDUCTORS - (0.6)%
19,987	CEVA, Inc. *	719,532
6,151	Inphi Corp. *	254,774
		974,306
	SOFTWARE - (1.2)%
5,159	Akamai Technologies, Inc. *	314,389
6,719	BroadSoft, Inc. *	258,010
25,448	Inovalon Holdings, Inc. *	311,738
3,138	Jack Henry & Associates, Inc.	304,135
4,611	Omnicell, Inc. *	190,895
26,960	Quality Systems, Inc. *	384,450
12,994	Workiva, Inc. *	218,299
		1,981,916
	TELECOMMUNICATIONS - (1.0)%
16,256	Clearfield, Inc. *	230,022
17,300	Oclaro, Inc. *	138,573
26,547	Spok Holdings, Inc.	476,519
12,217	ViaSat, Inc. *	782,254
		1,627,368

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

Shares		Value

	SECURITIES SOLD SHORT (Continued) - (23.5)%
	TRANSPORTATION - (0.8)%
30,930	Celadon Group, Inc.	$122,173
18,872	Forward Air Corp.	1,003,424
		1,125,597

	TOTAL SECURITIES SOLD SHORT (Proceeds - $37,096,984)	37,209,419

CVR - Contingent Value Rights

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

^	All or a portion of this security is held as collateral for securities sold short or options written.

#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

**	Money market fund; interest rate reflects effective yield on April 30, 2017.

+	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $93,572,795 including options written and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$24,349,890
Unrealized depreciation	(4,064,318)
Net unrealized appreciation	$20,285,572

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2017

	Balter Discretionary
	Global Macro Fund	Balter European L/S		Balter L/S Small Cap
	(Consolidated)	Small Cap Fund		Equity Fund
ASSETS
Investment securities:
At cost	$66,592,883	$20,425,576		$129,131,867
At value	$66,546,551	$21,184,494		$151,155,628
Cash	4,028,559	13,721,405		44,562,069
Foreign Currency (Cost $198,810, $166,737, and $0)	202,727	131,055		—
Cash held for collateral at custodian	31,834,000	—		—
Cash at broker	13,288,000	—		—
Deposits for futures contracts	2,797,159	—		—
Dividends and interest receivable	31,346	65,128		14,472
Unrealized appreciation on futures contracts	29,210	—		—
Receivable for Fund shares sold	3,334	104,500		40,725
Receivable for securities sold	180	100,880		5,529,830
Prepaid expenses and other assets	7,583	9,592		9,958
TOTAL ASSETS	118,768,649	35,317,054		201,312,682

LIABILITIES
Securities sold short (Proceeds - $863,341, $0, and $37,096,984)	856,944	—		37,209,419
Payable for Fund shares redeemed	704,776	—		3,653
Options written (Proceeds $825,568, $0, and $58,022)	527,779	—		87,842
Unrealized depreciation on foreign currency contracts	205,953	127,747		—
Investment advisory fees payable	162,392	48,418		217,091
Payable to related parties	13,884	417		18,969
Dividends payable on securities sold short	—	—		2,581
Payable for investments purchased	—	—		5,106,648
Interest payable on swaps	—	18,386		1,292
Unrealized depreciation on swaps	—	2,821		—
Accrued expenses and other liabilities	9,604	6		13,638
TOTAL LIABILITIES	2,481,332	197,795		42,661,133
NET ASSETS	$116,287,317	$35,119,259		$158,651,549

NET ASSETS CONSIST OF:
Paid in capital	$118,697,417	$31,216,355		$131,833,357
Accumulated net investment loss	(4,452,178)	(474,660)		(6,026,619)
Accumulated net realized gain from security transactions	1,957,238	3,783,966		10,963,643
Net unrealized appreciation of investments	84,840	593,598		21,881,168
NET ASSETS	$116,287,317	$35,119,259		$158,651,549

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$115,240,761	$35,119,248		$158,651,549
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,758,212	3,246,181		13,785,997
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.80	$10.82		$11.51

Investor Class:
Net Assets	$1,046,556	$11		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	107,158	1		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.77	$10.82	(b)	$—

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

(b)	NAV may not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2017

	Balter Discretionary
	Global Macro Fund	Balter European L/S	Balter L/S Small Cap
	(Consolidated)	Small Cap Fund	Equity Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $400, $7,650, and $1,220)	$17,690	$34,375	$269,184
Interest	145,497	24,923	76,657
TOTAL INVESTMENT INCOME	163,187	59,298	345,841

EXPENSES
Investment advisory fees	1,044,646	271,880	1,495,596
Distribution (12b-1) fees:
Investor Class	1,719	—	—
Administrative services fees	66,433	17,313	87,997
Registration fees	29,753	7,439	9,917
Dividends on securities sold short	18,310	—	206,949
Compliance officer fees	13,140	8,679	16,612
Non 12b-1 shareholder servicing fees	12,397	744	27,273
Custodian fees	12,397	12,397	39,672
Interest expense	11,811	49,959	186,401
Legal fees	9,484	9,484	9,484
Audit fees	8,728	8,976	8,976
Trustees fees and expenses	5,951	5,951	5,951
Printing expense	4,959	3,719	4,960
Insurance expense	4,440	925	6,107
Shareholder Service Expense	344	—	—
Other expenses	2,480	1,240	2,480
TOTAL EXPENSES	1,246,992	398,706	2,108,375

Less: Fees waived by the Advisor	(53,821)	(43,593)	(5,333)

NET EXPENSES	1,193,171	355,113	2,103,042

NET INVESTMENT LOSS	(1,029,984)	(295,815)	(1,757,201)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	151,773	—	14,347,121
Options purchased	(780,549)	—	(122,986)
Options written	1,674,220	—	96,309
Futures contracts	326,446	—	—
Foreign currency contracts	509,773	147,284	(26,639)
Foreign currency transactions	—	260,945	—
Swaps	—	3,444,568	355,415
Securities sold short	(54,895)	(10,913)	(2,231,266)
	1,826,768	3,841,884	12,417,954
Net change in unrealized appreciation (depreciation) on:
Investments	179,501	839,849	9,769,681
Options purchased	(137,693)	—	(4,315)
Options written	360,591	—	(29,820)
Futures contracts	(441,643)	—	—
Securities sold short	6,397	6,957	(2,162,449)
Swaps	—	80,494	(1,021,825)
Foreign currency contracts	(46,590)	(132,525)	—
Foreign currency translations	31,367	(31,853)	1,458
	(48,070)	762,922	6,552,730

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,778,698	4,604,806	18,970,684

NET INCREASE IN NET ASSETS	$748,714	$4,308,991	$17,213,483

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
STATEMENTS OF CHANGES IN NET ASSETS (Consolidated)

	For the
	Six Months Ended	For the
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
FROM OPERATIONS
Net investment loss	$(1,029,984)	$(2,167,939)
Net realized gain (loss) from investments, foreign currency contracts, foreign currency transactions futures contacts, options purchased, options written and securities sold short	1,826,768	(945,803)
Net change in unrealized depreciation on investments, securities sold short, options purchased, options written, futures contracts and foreign currency contracts	(48,070)	(62,776)
Net increase (decrease) in net assets resulting from operations	748,714	(3,176,518)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(840,569)
Class C	—	(1,061)
Net decrease in net assets resulting from distributions to shareholders	—	(841,630)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	6,833,544	23,859,676
Investor Class	375,598	1,315,855
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	—	742,665
Investor Class	—	1,061
Redemption fee proceeds:
Institutional Class	2,586	1,832
Investor Class	—	14
Payments for shares redeemed:
Institutional Class	(12,005,428)	(16,391,832)
Investor Class	(548,614)	(113,349)
Net increase (decrease) in net assets from shares of beneficial interest	(5,342,314)	9,415,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,593,600)	5,397,774

NET ASSETS
Beginning of Period	120,880,917	115,483,143
End of Period*	$116,287,317	$120,880,917
* Includes accumulated net investment loss of:	$(4,452,178)	$(3,422,194)

SHARE ACTIVITY
Institutional Class:
Shares Sold	693,587	2,399,291
Shares Reinvested	—	74,565
Shares Redeemed	(1,222,892)	(1,671,745)
Net increase (decrease) in shares of beneficial interest outstanding	(529,305)	802,111

Investor Class:
Shares Sold	38,269	133,143
Shares Reinvested	—	106
Shares Redeemed	(56,095)	(11,572)
Net increase (decrease) in shares of beneficial interest outstanding	(17,826)	121,677

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2017	Period Ended
	(Unaudited)	October 31, 2016 (a)
FROM OPERATIONS
Net investment loss	$(295,815)	$(445,298)
Net realized gain (loss) from investments, foreign currency contracts, foreign currency transactions, securities sold short and swaps	3,841,884	(938,638)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, swaps and foreign currency translations	762,922	(169,324)
Net increase (decrease) in net assets resulting from operations	4,308,991	(1,553,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	7,207,071	25,120,005
Investor Class	—	10
Redemption fee proceeds:
Institutional Class	103	—
Payments for shares redeemed:
Institutional Class	(1,051,327)	—
Proceeds from shares issued in connection with transfer in-kind:
Institutional Class	—	1,087,666
Net increase in net assets from shares of beneficial interest	6,155,847	26,207,681

TOTAL INCREASE IN NET ASSETS	10,464,838	24,654,421

NET ASSETS
Beginning of Period	24,654,421	—
End of Period*	$35,119,259	$24,654,421
* Includes accumulated net investment loss of:	$(474,660)	$(178,845)

SHARE ACTIVITY
Institutional Class:
Shares Sold	700,913	2,550,903
Shares Redeemed	(114,403)	—
Shares issued in connection with transfer in-kind	—	108,768
Net increase in shares of beneficial interest outstanding	586,510	2,659,671

Investor Class:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

(a)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
FROM OPERATIONS
Net investment loss	$(1,757,201)	$(3,908,045)
Net realized gain from investments, foreign currency contracts, foreign currency transactions options purchased, options written securities sold short and swaps	12,417,954	5,294,360
Net change in unrealized appreciation on investments, securities sold short, swaps options purchased, options written and foreign currency translations	6,552,730	2,651,708
Net increase in net assets resulting from operations	17,213,483	4,038,023

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Institutional Class	(969,226)	—
Net decrease in net assets resulting from distributions to shareholders	(969,226)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	3,380,458	26,083,726
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	800,650	—
Payments for shares redeemed:
Institutional Class	(22,743,641)	(32,518,858)
Net decrease in net assets from shares of beneficial interest	(18,562,533)	(6,435,132)

TOTAL DECREASE IN NET ASSETS	(2,318,276)	(2,397,109)

NET ASSETS
Beginning of Period	160,969,825	163,366,934
End of Period*	$158,651,549	$160,969,825
* Includes accumulated net investment loss of:	$(6,026,619)	$(4,269,418)

SHARE ACTIVITY
Institutional Class:
Shares Sold	307,617	2,553,527
Shares Reinvested	73,509	—
Shares Redeemed	(2,117,592)	(3,243,732)
Net decrease in shares of beneficial interest outstanding	(1,736,466)	(690,205)

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the		For the
	April 30, 2017		Year Ended		Period Ended
	(Unaudited)		October 31, 2016		October 31, 2015 (1)
Net asset value, beginning of period	$9.74		$10.05		$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.17)		(0.08)
Net realized and unrealized gain (loss) on investments	0.14		(0.07)		0.13
Total from investment operations	0.06		(0.24)		0.05
Less distributions from:
Net investment income	—		(0.07)		—
Total distributions	—		(0.07)		—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	—
Net asset value, end of period	$9.80		$9.74		$10.05
Total return (4)	0.62	% (5)	(2.43)%		0.50	% (5)
Net assets, at end of period (000s)	$115,241		$119,666		$115,450
Ratio of gross expenses to average net assets (6)	2.03	% (7,8)	2.03	% (8)	2.04	% (7)
Ratio of net expenses to average net assets	1.94	% (7,8)	1.90	% (8)	1.89	% (7)
Ratio of net investment loss to average net assets (6)	(1.67	)% (7)	(1.72)%		(1.87	)% (7)
Portfolio Turnover Rate	76	% (5)	602%		151	% (5)

(1)	The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	1.98%	2.02%
After fees waived	1.89%	1.89%

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the
	April 30, 2017		Year Ended	Period Ended
	(Unaudited)		October 31, 2016	October 31, 2015 (1)
Net asset value, beginning of period	$9.72		$10.05	$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.20)	(0.10)
Net realized and unrealized gain (loss) on investments	0.15		(0.06)	0.15
Total from investment operations	0.05		(0.26)	0.05
Less distributions from:
Net investment income	—		(0.07)	—
Total distributions	—		(0.07)	—
Paid-in-Capital From Redemption Fees	—		0.00 (3)	—
Net asset value, end of period	$9.77		$9.72	$10.05
Total return (4)	0.51	% (5)	(2.63)%	0.50	% (5)
Net assets, at end of period (000s)	$1,047		$1,214	$33
Ratio of gross expenses to average net assets (6)	2.33	% (7,8)	2.32%	2.34	% (7)
Ratio of net expenses to average net assets	2.24	% (7,8)	2.19%	2.19	% (7)
Ratio of net investment loss to average net assets	(1.97	)% (7)	(1.99)%	(2.21	)% (7)
Portfolio Turnover Rate	76	% (5)	602%	151	% (5)

(1)	The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.28%
After fees waived	2.19%

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended	For the
	April 30, 2017	Period Ended
	(Unaudited)	October 31, 2016 (1)
Net asset value, beginning of period	$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments	1.66	(0.55)
Total from investment operations	1.55	(0.73)
Paid-in-Capital From Redemption Fees	0.00 (3)	—
Net asset value, end of period	$10.82	$9.27
Total return (4,5)	16.72%	(7.30)%
Net assets, at end of period (000’s)	$35,119	$24,654
Ratio of gross expenses to average net assets (6,7,8)	2.93%	2.87%
Ratio of net expenses to average net assets (7,8)	2.61%	2.45%
Ratio of net investment loss to average net assets (7)	(2.17)%	(2.18)%
Portfolio Turnover Rate (5)	93%	168%

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.56%	2.66%
After fees waived	2.24%	2.24%

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended	For the
	April 30, 2017	Period Ended
	(Unaudited)	October 31, 2016 (1)
Net asset value, beginning of period	$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments	1.66	(0.55)
Total from investment operations	1.55	(0.73)
Net asset value, end of period	$10.82	$9.27
Total return (3,4)	16.72%	(7.30)%
Net assets, at end of period (000’s) (7)	$0	$0
Ratio of gross expenses to average net assets (5,6,8)	3.23%	3.17%
Ratio of net expenses to average net assets (6,8)	2.91%	2.75%
Ratio of net investment loss to average net assets (6)	(2.47)%	(2.48)%
Portfolio Turnover Rate (4)	93%	168%

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Less than $1,000.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.86%	2.96%
After fees waived	2.54%	2.54%

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the		For the
	April 30, 2017		Year Ended	Year Ended		Period Ended
	(Unaudited)		October 31, 2016	October 31, 2015		October 31, 2014 (1)
Net asset value, beginning of period	$10.37		$10.08	$9.99		$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)		(0.24)	(0.25)		(0.21)
Net realized and unrealized gain on investments	1.33		0.53	0.34		0.20
Total from investment operations	1.21		0.29	0.09		(0.01)
Less distributions from:
Net realized gains	(0.07)		—	—
Total distributions	(0.07)		—	—		—
Net asset value, end of period	$11.51		$10.37	$10.08		$9.99
Total return (3)	11.66	% (4)	2.88%	0.90%		(0.10	)% (4)
Net assets, at end of period (000s)	$158,652		$160,970	$163,367		$127,161
Ratio of gross expenses to average net assets (7,8)	2.70	% (5)	2.76%	2.92%		2.91	% (5)
Ratio of net expenses to average net assets (8)	2.69	% (5)	2.67%	2.93	% (6)	2.88	% (5)
Ratio of net investment loss to average net assets	(2.25	)% (5)	(2.44)%	(2.49)%		(2.49	)% (5)
Portfolio Turnover Rate	7	% (4)	228%	292%		248	% (4)

(1)	The Balter Long/Short Equity Fund commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.20%	2.28%	2.18%	2.22%
After fees waived/recaptured	2.19%	2.19%	2.19%	2.19%

See accompanying notes to financial statements.

Balter Funds

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2017

1.	ORGANIZATION

The Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund and the Balter L/S Small Cap Equity Fund (the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015. The Balter European L/S Small Cap Fund commenced operations on December 30, 2015. The Balter European L/S Small Cap Fund was originally organized as the S.W. Mitchell Small Cap European Fund L.P. Effective as of the close of business January 4, 2016, all of the assets, subject to liabilities of the S.W. Mitchell Small Cap European Fund L.P. were transferred in exchange for Institutional Class shares of the Balter European L/S Small Cap Fund. The net asset value of those shares on the close of business January 4, 2016, after the reorganization was $9.89 for Institutional Class shares and received in-kind capital contributions of securities and cash valued at $1,087,666 in exchange for 108,768 Institutional Class shares. The Balter L/S Small Cap Equity Fund (formerly the Balter L/S Small Cap Equity Fund) commenced operations on December 31, 2013 and was previously part of the Professionally Managed Portfolios and reorganized into the Trust on July 27, 2015.

The Funds’ investment objectives are as follows:

Balter Discretionary Global Macro Fund – seeks to generate positive absolute returns in most market conditions.

Balter European L/S Small Cap Fund – seeks to generate absolute returns by investing both long and short in European Companies.

Balter L/S Small Cap Equity Fund – seeks to achieve long-term capital appreciation plus income.

The Balter Discretionary Global Macro Fund and Balter European L/S Small Cap Fund each currently offer two classes of shares: Institutional Class shares and Investor Class shares. Each class of shares is offered at their net asset value. The Balter L/S Small Cap Equity Fund currently offers one share class: Institutional Class shares are offered at net asset value. Each class of shares of each Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts

Balter Funds

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

(‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Funds’ investments measured at fair value:

Balter Discretionary Global Macro Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,272,143	$—	$—	$6,272,143
Exchange Traded Funds	1,563,199	—	—	1,563,199
Long Futures Contracts	51,781	—	—	51,781
Money Market Funds	58,588,941	—	—	58,588,941
Put Options Purchased	65,718	56,550	—	122,268
Total	$66,541,782	$56,550	$—	$66,598,332
Liabilities *
Call Options Written	$327,224	$—	$—	$327,224
Put Options Written	126,617	73,938	—	200,555
Securities Sold Short	856,944	—	—	856,944
Short Futures Contracts	22,571	—	—	22,571
Total	$1,333,356	$73,938	$—	$1,407,294

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Balter European L/S Small Cap Equity Fund

Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$9,719,544	$—	$—	$9,719,544
Long Total Return Swaps	—	35,084	—	35,084
Money Market Fund	11,458,089	—	—	11,458,089
Warrants	6,861	—	—	6,861
Total	$21,184,494	$35,084	$—	$21,219,578
Liabilities **
Short Total Return Swaps	$—	$37,905	$—	$37,905
Total	$—	$37,905	$—	$37,905

Balter L/S Small Cap Equity Fund

Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$121,056,270	$—	$—	$121,056,270
Call Options Purchased	38,739	—	—	38,739
Money Market Fund	29,948,978	—	—	29,948,978
Put Options Purchased	103,754	—	—	103,754
Rights	—	7,887	—	7,887
Total	$151,147,741	$7,887	$—	$151,155,628
Liabilities **
Call Options Written	$46,984	$—	$—	$46,984
Put Options Written	40,858	—	—	40,858
Securities Sold Short	37,209,419	—	—	37,209,419
Total	$37,297,261	$—	$—	$37,297,261

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Consolidated Portfolio of Investments for industry classification.

**	Refer to the Portfolio of Investments for industry classification.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. All intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund’s investments in the CFC is as follows:

			% of the Fund’s
		CFC Net Assets at	Total Net Assets at
	Inception Date of SPC	April 30, 2017	April 30, 2017
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$ 4,142,457	3.6%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The Funds may purchase or sell futures contracts in pursuit of their investment objectives. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option,

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marked to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Federal income tax – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Balter Discretionary Global Macro Fund in its October 31, 2015 through October 31, 2016 tax returns, taken by the Balter European L/S Small Cap Fund in its October 31, 2016 and taken by the Balter L/S Small Cap Equity Fund in its October 31, 2014 through October 31, 2016 tax returns or expected to be taken by each of the Funds in their October 31, 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

	Purchases	Sales
Balter Discretionary Global Macro Fund	$2,801,379	$3,352,989
Balter European L/S Small Cap Fund	11,421,230	4,591,623
Balter L/S Small Cap Equity Fund	8,211,272	24,245,115

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Balter Liquid Alternatives, LLC serves as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds each pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.70%, 2.00% and 1.95% of the average daily net assets of the Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund and the Balter L/S Small Cap Equity Fund, respectively. The Advisor, on behalf of the Balter Discretionary Global Macro Fund, has entered into a Sub-Advisory agreement with Willowbridge Associates, Inc. (each a “Sub-Advisor,” and collectively, the “Sub-Advisors”) and the Advisor compensates the Sub-Advisor out of the investment advisory fee it receives from the Fund. The Advisor, on behalf of the Balter European L/S Small Cap Fund, has entered into a Sub-Advisory agreement with S.W. Mitchell Capital LLP and the Advisor compensates the Sub-Advisor out of the investment Advisory fee it receives from the Fund. The Advisor, on behalf of the Balter L/S Small Cap Equity Fund, has entered into a Sub-Advisory agreement with Midwood Capital Management LLC, Apis Capital Advisors, LLC, Millrace Asset Group, Inc., 12th Street Asset Management Company and Intrinsic Edge Capital Management, LLC and the Advisor compensates each Sub-Advisor out of the investment advisory fees it receives from the Fund. As of February 1, 2017, Apis Capital Advisors, LLC no longer serves as a Sub-Advisor for the Balter L/S Small Cap Equity Fund.

For the six months ended April 30, 2017, the advisory fees incurred by the Funds were as follows:

Fund	Advisory Fee
Balter Discretionary Global Macro Fund	$1,044,646
Balter European L/S Small Cap Fund	271,880
Balter L/S Small Cap Equity Fund	1,495,596

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter Discretionary Global Macro Fund, until at least February 28, 2018 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.89% and 2.19% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter European L/S Small Cap Fund, until at least February 28, 2018 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter L/S Small Cap Equity Fund, until at least February 28, 2018 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.19% of the Fund’s average net assets, for Institutional Class.

During the six months ended April 30, 2017 the Advisor waived fees for each fund as follows:

Fund	Advisory Fee Waiver
Balter Discretionary Global Macro Fund	$53,821
Balter European L/S Small Cap Fund	43,593
Balter L/S Small Cap Equity Fund	5,333

The total amount of previously waived fees subject to recapture by the Advisor as of April 30, 2017 were as follows:

	Expiration	Expiration	Expiration
Fund	October 31, 2017	October 31, 2018	October 31, 2019	Total
Balter Discretionary Global Macro Fund	$—	$63,347	$156,467	$219,814
Balter European L/S Small Cap Fund	—	—	85,413	85,413
Balter L/S Small Cap Equity Fund	15,888	—	114,854	130,742

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Balter Discretionary Global Macro Fund and Balter European L/S Small Cap Fund may pay 0.25% year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2017, the Funds incurred distribution fees of $1,719 and $0, respectively, for the Balter Discretionary Global Macro Fund and the Balter European L/S Small Cap Fund.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of April 30, 2017.

Balter Discretionary Global Macro Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Foreign currency contracts/Currency risk	Unrealized depreciation on foreign currency contracts	$(205,953)

Commodity contracts/Commodity price risk	Unrealized appreciation on futures contracts	(15,150)
Index contracts/Equity price risk	Unrealized appreciation on futures contracts	(136)
Interest rate contracts/Interest rate risk	Unrealized appreciation on futures contracts	44,496
		$29,210

Index contracts/Equity price risk	Investment securities at value	$56,550
Interest rate contracts/Interest rate risk	Investment securities at value	65,718
		$122,268

Commodity contracts/Commodity price risk	Options Written	$(69,440)
Index contracts/Equity price risk	Options Written	(73,938)
Interest rate contracts/Interest rate risk	Options Written	(384,401)
		$(527,779)

Balter European L/S Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Swap Contract/Equity price risk	Unrealized depreciation on swaps	$(2,821)

Foreign currency contracts/Currency Risk	Unrealized depreciation on foreign currency contracts	(127,747)

Balter L/S Small Cap Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$142,493

Equity Contracts/Equity price risk	Options Written	(87,842)

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2017.

Balter Discretionary Global Macro Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$509,773	$(46,590)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Commodity contracts/Commodity Risk	$236,353	$(141,594)
Currency contracts/Currency risk	507,316	(214,934)
Fixed income contracts/interest rate risk	159,328	(77,229)
Index contracts/Equity Price Risk	(576,551)	(7,886)
	$326,446	$(441,643)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Currency contracts/Currency risk	$(101,065)	$(41,127)
Commodity contracts/Commodity Risk	(63,270)	(403)
Fixed income contracts/interest rate risk	—	(23,961)
Index contracts/Equity Price Risk	(616,214)	(72,202)
	$(780,549)	$(137,693)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Commodity contracts/Commodity Risk	$174,517	$8,113
Currency contracts/Currency risk	502,233	55,686
Equity contracts/Equity price risk	48,309	—
Index contracts/Equity Price Risk	711,067	203,840
Fixed income contracts/interest rate risk	238,094	92,952
	$1,674,220	$360,591

Balter European L/S Small Cap Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$147,284	$(132,525)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Swaps	on Swaps
Equity contracts/Equity Price Risk	$3,444,568	$80,494

Balter Funds

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Balter L/S Small Cap Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$(26,639)	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(122,986)	$(4,315)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$96,309	$(29,820)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Swaps	on Swaps
Equity contracts/Equity Price Risk	$355,415	$(1,021,825)

The notional value and contracts of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written during the six months ended April 30, 2017 we as follows:

Balter Discretionary Global Macro Fund

	Contracts	Premiums Received
Outstanding at the beginning of the period	54,927,365	$753,625
Options written	7,257,725,428	3,413,407
Options closed	(3,025,001,328)	(2,255,030)
Options exercised	(163)	(50,422)
Options expired	(4,287,650,562)	(1,036,012)
Outstanding at the end of the period	740	$825,568

Balter L/S Small Cap Equity Fund

	Contracts	Premiums Received
Outstanding at the beginning of the period	—	$—
Options written	4,378	203,786
Options closed	(11)	(269)
Options exercised	(640)	(49,159)
Options expired	(2,654)	(96,336)
Outstanding at the end of the period	1,073	$58,022

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2017

Offsetting of Financial Assets and Derivative Assets

During the six months ended April 30, 2017, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2017 for the Funds.

Balter Discretionary Global Macro Fund

Assets:
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received		Net Amount
Unrealized appreciation on futures contracts	$29,210	(1)	$—	$29,210	$—	$29,210	(2)	$—
Options Purchased	122,268	(1)	—	122,268	—	122,268	(2)	—
	$151,478		$—	$151,478	$—	$151,478		$—

Liabilities:
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received		Net Amount
Unrealized depreciation on foreign currency contracts	$205,953	(1)	$—	$205,953	$—	$205,953	(2)	$—
Options written	527,779	(1)	—	527,779	—	527,779	(2)	—
Securities sold short	856,944	(1)		856,944		856,944	(2)
	$1,590,676		$—	$1,590,676	$—	$1,590,676		$—

Balter European L/S Small Cap Fund

Liabilities:
Description	Gross Amounts of Recognized Assets & Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged/Received		Net Amount
Unrealized depreciation on swaps	$2,821	(1)	$—	$2,821	$—	$2,821	(2)	$—
Unrealized depreciation on foreign currency contracts	127,747	(1)	—	127,747	—	127,747	(2)	—
	$130,568		$—	$130,568	$—	$130,568		$—

Balter L/S Small Cap Equity Fund

Assets:
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged/Received	Net Amount
Options Purchased	$142,493	(1)	$—	$142,493	$142,493	(2)	$—	$—

Liabilities:
Description	Gross Amounts of Recognized Assets & Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged/Received	Net Amount
Options Written	$87,842	(1)	$—	$87,842	$87,842	(2)	$—	$—
Securities sold short	37,209,419	(1)	—	37,209,419	37,209,419	(2)	—	—
	$37,297,261		$—	$37,297,261	$37,297,261		$—	$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Balter Funds

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

5.	FORWARD FOREIGN CURRENCY CONTRACTS

As of April 30, 2017 the Balter Discretionary Global Macro Fund and the Balter Eurpean L/S Small Cap Fund had the following open forward currency contracts:

Balter Discretionary Global Macro Fund

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Buy:
British Pound	5/2/2017	Jefferies	3,625,000	$4,689,846	$54,196
Euro	5/2/2017	Jefferies	4,375,000	4,764,158	(17,717)
China Yuan (Offshore)	1/8/2018	Jefferies	11,552,000	1,643,385	(5,323)
China Yuan (Offshore)	1/8/2018	Jefferies	12,034,000	1,711,954	(4,859)
China Yuan (Offshore)	1/8/2018	Jefferies	12,045,000	1,713,519	(2,524)
China Yuan (Offshore)	1/8/2018	Jefferies	13,556,000	1,928,473	(2,993)
				$16,451,335	$20,780
To Sell:
British Pound	5/2/2017	Jefferies	3,625,000	$4,689,846	$(34,258)
Canadian Dollar	5/8/2017	Jefferies	2,400,000	1,755,485	6,371
China Yuan (Offshore)	1/8/2018	Jefferies	49,187,000	6,997,331	(196,266)
Euro	5/2/2017	Jefferies	4,375,000	4,764,158	(12,908)
Hong Kong Dollar	11/21/2017	Jefferies	26,449,000	3,400,685	10,328
				$21,607,505	$(226,733)

Balter European L/S Small Cap Fund

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Buy:
Swiss Franc	5/18/2017	Goldman Sachs	14,384	$14,468	$164

To Sell:
British Pound	5/18/2017	Goldman Sachs	850,983	$1,101,551	$(41,575)
Canadian Dollar	5/18/2017	Goldman Sachs	653,786	478,281	11,776
Euro	5/18/2017	Goldman Sachs	3,454,334	3,765,144	(93,809)
Norwegian Krone	5/18/2017	Goldman Sachs	7,423,885	866,824	(3,341)
Swedish Krona	5/18/2017	Goldman Sachs	412,546	46,636	(962)
				$6,258,436	$(127,911)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2017, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Strafe & Co.	Balter Discretionary Global Macro Fund	84.85%
Strafe & Co.	Balter European L/S Small Cap Fund	86.00%
Strafe & Co.	Balter L/S Small Cap Equity Fund	69.61%

Balter Funds

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

7.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the applicable Fund. For the period ended April 30, 2017, the Balter Discretionary Global Macro Fund assessed $2,586 and $0 in redemption fees for Institutional Class and Investor Class shares, respectively. The Balter European L/S Small Cap Fund assessed $103 and $0 in redemption fees for Institutional Class and Investor Class shares, respectively. The Balter L/S Small Cap Equity Fund did not assess any redemption fees during the period ended April 30, 2017.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Balter European L/S Small Cap Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Funds - Government Portfolio (the “Fidelity Government Portfolio”). The Fidelity Government Portfolio invests at least 99.5% of the fund’s total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. The Fidelity Government Portfolio’s investment objective is to seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. The Fund may redeem its investment from the Fidelity Government Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Fidelity Government Portfolio. The financial statements of the Fidelity Government Portfolio, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of April 30, 2017 the percentage of the Funds’ net assets invested in the Fidelity Government Portfolio was 32.6% for the Balter European L/S Small Cap Fund.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2016 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Balter Discretionary Global Macro Fund	$841,185	$—	$445	$841,630
Balter European L/S Small Cap Equity Fund	—	—	—	—
Balter Event Driven Fund	—	—	—	—
Balter L/S Small Cap Equity Fund	—	—	—	—

There were no distributions for the fiscal year ended October 31, 2015.

As of October 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Balter Discretionary Global Macro Fund	$—	$—	$(1,800,343)	$—	$(1,316,669)	$(41,802)	$(3,158,814)
Balter European L/S Small Cap Equity Fund	—	—	(257,382)	(57,918)	—	(90,787)	(406,087)
Balter Event Driven Fund	15,796	—	—	—	(85,076)	(558,447)	(627,727)
Balter L/S Small Cap Equity Fund	—	965,374	(3,053,599)	—	(48,518)	12,710,679	10,573,936

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, C Corp return of capital distributions, real estate investment trusts, the mark-to-market treatment of passive foreign investment companies, swaps, futures, options and foreign exchange contracts, and adjustments for the Discretionary Global Macro Funds’ wholly owned subsidiary. In addition, the amount listed under other book/tax differences for the Long/ Short Small Cap Equity Fund is primarily attributable to the tax deferral of losses on straddles and constructive sales.

Balter Funds

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Balter Discretionary Global Macro Fund	$1,800,343
Balter European L/S Small Cap Equity Fund	257,382
Balter Event Driven Fund	—
Balter L/S Small Cap Equity Fund	3,053,599

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The European L/S Small Cap Equity Fund incurred and elected to defer such capital losses as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Balter European L/S Small Cap Equity Fund	$57,918	$—	$57,918

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), non-deductible expenses, net operating losses, the reclass of income distributions, and adjustments for swaps, passive foreign investment companies, C Corp return of capital distributions and the capitalization of in lieu dividend payments resulted in reclassifications for the following Funds for the year ended October 31, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Balter Discretionary Global Macro Fund	$(455,230)	$370,464	$84,766
Balter European L/S Small Cap Equity Fund	(1,147,173)	266,453	880,720
Balter Event Driven Fund	(2,453)	194,725	(192,272)
Balter L/S Small Cap Equity Fund	(3,414,934)	3,444,702	(29,768)

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no impacts requiring adjustment or disclosure in the financial statements.

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21-22, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of each of the Balter European L/S Small Cap Fund (“Balter European Small Cap”) and the Balter Event Driven Fund (“Balter Event-Driven”) (the “Balter Funds”), each a series of the Trust, and Balter Liquid Alternatives, LLC (“Balter”) (“Balter Advisory Agreement”). The Board further considered the approval of the Sub-Advisory Agreements between Balter and S.W. Mitchell LLP (“S.W. Mitchell”) with respect to Balter European Small Cap (“S.W. Mitchell Sub-Advisory Agreement”), and the sub-advisory agreement between Balter and Tiburon Capital Management, LLC (“Tiburon”), with respect to Balter Event-Driven (“Tiburon Sub-Advisory Agreement” together with the S.W. Mitchell Sub-Advisory Agreement, the “Balter Sub-advisory Agreements” and the Balter Sub-advisory Agreements together with the Balter Advisory Agreement, the Balter Funds Advisory Agreements).

Based on their evaluation of the information provided by Balter, S.W. Mitchell and Tiburon, in conjunction with each of the Balter Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Balter Funds Advisory Agreements with respect to each of the Balter Funds.

In advance of the meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement and the Balter Sub-Advisory Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Balter Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Balter Funds. The materials also included due diligence materials relating to Balter, S.W. Mitchell and Tiburon (including due diligence questionnaires completed by Balter, S.W. Mitchell and Tiburon, Balter’s, S.W. Mitchell’s and Tiburon’s Forms ADV, select financial information of Balter, S.W. Mitchell and Tiburon, bibliographic information regarding Balter’s, S.W. Mitchell’s and Tiburon’s key management and investment advisory personnel, and comparative fee information relating to each of the Balter Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Balter Advisory Agreement with respect to each of the Balter Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the approval of the Balter Advisory Agreement with respect to each of the Balter Funds, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Balter had previously provided the Board with materials related to the Balter Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Balter, the Board reviewed materials provided by Balter relating to the Balter Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for each of the Balter Funds including the individuals that primarily monitor and execute the investment process and provides oversight of each Balter Fund’s sub-adviser. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of each of the Balter Funds, including Balter’s oversight of the Balter Funds’ sub-advisers. Additionally, the Board received satisfactory responses from the representatives of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each of the Balter Funds; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with each Balter Fund’s investment limitations, noting that Balter’s CCO will periodically

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

review the portfolio managers’ performance of their duties with respect to each New Balter Fund to ensure compliance under Balter’s compliance program. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed with Balter and concluded that Balter was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to each of the Balter Funds. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Balter Advisory Agreement with respect to each Balter Fund and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory and reliable.

Performance. Because neither Balter European Small Cap nor Balter Event-Driven had commenced operations yet, the Trustees could not consider either Fund’s past performance. The Board noted that Balter does not manage any other fund or separate account in the same strategy as either Balter European Small Cap or Balter Event-Driven, however the Board also noted that both Funds would be sub-advised by sub-advisers that currently manage private funds with similar strategies, the performance of which the Board reviewed. The Board concluded that based on the previous track record of each sub-adviser that they could reasonably expect the performance of the Balter Funds to be satisfactory once they were operational.

Fees and Expenses. As to the costs of the services to be provided by Balter, the Board reviewed and discussed a comparison of each Balter Fund’s proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by Balter with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for each Balter Fund, which stated that Balter had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2017 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed (i) 2.24% and 2.54% of Balter European Small Cap’s average net assets, for Institutional and Investor Class shares, respectively, and (ii) 1.99% and 2.29% of Balter Event-Driven’s average net assets, for Institutional and Investor Class shares, respectively, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services to be provided by Balter to each of the Balter Funds, the advisory fees to be charged by Balter to each of the Balter Funds was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to each of the Balter Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Balter. With respect to Balter, the Board concluded that the anticipated profits from Balter’s relationship with each of the Balter Funds was not excessive.

Economies of Scale. As to the extent to which each Balter Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of the Balter Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

The Board then reviewed and discussed the written materials that were provided by S.W. Mitchell in advance of the Meeting and deliberated on the approval of the S.W. Mitchell Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by S.W. Mitchell, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of S.W. Mitchell; (iii) the performance history of S.W. Mitchell; and (iv) S.W. Mitchell’s financial condition, history of operations and ownership structure. In considering the approval of the S.W. Mitchell Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by S.W. Mitchell, the Board noted the experience of the portfolio management and research personnel of S.W. Mitchell, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of S.W. Mitchell and reviewed supporting materials. The Board reviewed the presentation materials prepared by S.W. Mitchell describing its investment process. The Board received satisfactory responses from S.W. Mitchell with respect to a series of important questions, including: whether S.W. Mitchell is involved in any lawsuits or pending regulatory actions. The Board discussed S.W. Mitchell’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for S.W. Mitchell included in the Board Materials, the Board concluded that S.W. Mitchell had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the S.W. Mitchell Sub-Advisory Agreement and

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

that the nature, overall quality and extent of investment management services to be provided to Balter Euro Small Cap were satisfactory.

Performance. The Board considered and reviewed the performance of the S.W. Mitchell Private Fund as well as other factors relating to S.W. Mitchell’s track record. The Board concluded that the prior performance track record of S.W. Mitchell suggested that S.W. Mitchell would provide satisfactory performance to the shareholders of Balter Euro Small Cap.

Fees and Expenses. As to the costs of the services to be provided by S.W. Mitchell, the Board discussed the sub-advisory fees payable to S.W. Mitchell. The Board considered that S.W. Mitchell is to be paid by Balter and not by Balter Euro Small Cap. Balter confirmed to the Board that Balter was of the opinion that the sub-advisory fees to be paid to S.W. Mitchell were reasonable in light of the anticipated quality of the services to be performed by them. The Trustees discussed the total fees expected to be paid to S.W. Mitchell, and noted that S.W. Mitchell will receive no other compensation from Balter European Small Cap or Balter except the sub-advisory fee earned pursuant to the S.W. Mitchell Sub-Advisory Agreement and payable by Balter. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee to be paid to S.W. Mitchell was reasonable.

Profitability. As to profits to be realized by S.W. Mitchell, the Trustees noted that all sub-advisory fees will be paid by Balter, and not directly paid by Balter Euro Small Cap. Consequently, the Board did not consider the costs of services provided by S.W. Mitchell or its profitability to be significant factors.

Economies of Scale. Since the sub-advisory fees are not paid by Balter European Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter European Small Cap increase.

The Board then reviewed and discussed the written materials that were provided by Tiburon in advance of the Meeting and deliberated on the approval of the Tiburon Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Tiburon, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Tiburon; (iii) the performance history of Tiburon; and (iv) Tiburon’s financial condition, history of operations and ownership structure. In considering the approval of the Tiburon Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by Tiburon, the Board noted the experience of the portfolio management and research personnel of Tiburon, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Tiburon and reviewed supporting materials. The Board reviewed the presentation materials prepared by Tiburon describing their investment process. As applicable, the Board received satisfactory responses from Tiburon with respect to a series of important questions, including: whether Tiburon was involved in any lawsuits or pending regulatory actions. The Board discussed Tiburon’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Tiburon included in the Board Materials, the Board concluded that Tiburon had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the respective Tiburon Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter Event-Driven were satisfactory.

Performance. The Board considered and reviewed the performance of the Tiburon Private Fund as well as other factors relating to Tiburon’s performance track record. The Board concluded that the prior performance track record of Tiburon suggested that Tiburon would provide satisfactory performance to the shareholders of Balter Event-Driven.

Fees, Expenses and Profitability. As to the costs of the services to be provided by Tiburon, the Board discussed the sub-advisory fee payable to Tiburon. The Board considered that Tiburon is to be paid by Balter and not by Balter Event-Driven. Balter confirmed that Balter was of the opinion that the sub-advisory fee paid to Tiburon was reasonable in light of the anticipated quality of the services to be performed by them. The Trustees discussed the total fees expected to be paid to Tiburon, and noted that Tiburon will receive no other compensation from Balter Event-Driven or Balter except the sub-advisory fee earned pursuant to the

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

Tiburon Sub-Advisory Agreement and payable by Balter. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee to be paid to Tiburon was reasonable.

Profitability. As to profits to be realized by Tiburon, the Trustees noted that sub-advisory fees will be paid by Balter, and not directly paid by Balter Event-Driven. Consequently, the Board did not consider the costs of services provided by Tiburon or their profitability to be significant factors.

Economies of Scale. Since the sub-advisory fees are not paid by Balter Event-Driven, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Event-Driven increase.

Conclusion: Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement, the S.W. Mitchell Sub-Advisory Agreements and the Tiburon Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter, S.W. Mitchell and Tiburon, as the Board believed to be reasonably necessary to evaluate the terms of each Balter Funds Advisory Agreement as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Balter Funds Advisory Agreement separately, (a) the terms of the Balter Funds Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Balter Funds Advisory Agreement is in the best interests of Balter European Small Cap and Balter Event-Driven and its shareholders, as appropriate. In considering the approval of each of the Balter Funds Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each Balter Funds Advisory Agreement was in the best interests of Balter European Small Cap and Balter Event-Driven and their respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Balter Funds Advisory Agreement.

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 18 and 19, 2017, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the Investment Advisory Agreement between the Trust, on behalf of each of the Balter Discretionary Global Macro Fund (“Balter Global Macro”) and the Balter L/S Small Cap Equity Fund (“Balter L/S Small Cap”) (the “Balter Funds”), each a series of the Trust, and Balter Liquid Alternatives, LLC (“Balter”) (“Balter Advisory Agreement”). The Board further considered the approval of the renewal of the Sub-Advisory Agreement between Balter and Willowbridge Associates, Inc. (“Willowbridge”) with respect to Balter Global Macro (“Willowbridge Sub-Advisory Agreement’), and the Sub-Advisory Agreement between Balter and Millrace Asset Group, LLC (“Millrace”) on behalf of Balter L/S Small Cap (“Millrace Sub-Advisory Agreement” together with the Willowbridge Sub-Advisory Agreement, the “Balter Sub-Advisory Agreements” and the Balter Sub-Advisory Agreements together with the Balter Advisory Agreement the “Balter Funds Advisory Agreements”).

Based on their evaluation of the information provided by Balter, Willowbridge, and Millrace, in conjunction with each of the Balter Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Balter Funds Advisory Agreements with respect to each of the Balter Funds.

In advance of the meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement and the Balter Sub-Advisory Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Balter Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Balter Funds. The materials also included due diligence materials relating to Balter, Willowbridge, and Millrace (including due diligence questionnaires completed by Balter, Willowbridge, and Millrace, Balter’s, Willowbridge’s, and Millrace’s Forms ADV, select financial information of Balter, Willowbridge, and Millrace, bibliographic information regarding Balter’s, Willowbridge’s, and Millrace’s key management and investment advisory personnel, and comparative fee information relating to each of the Balter Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Balter Advisory Agreement with respect to each of the Balter Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the approval of the Balter Advisory Agreement with respect to each of the Balter Funds, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Balter had previously provided the Board with materials related to the Balter Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with the representatives of Balter, the Board reviewed materials provided by Balter including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for each of Balter Global Macro and Balter L/S Small Cap including the team of individuals that primarily monitor and execute the investment process and provide oversight of Balter Global Macro and Balter L/S Small Cap Fund’s sub-advisers. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of each of Balter Global Macro and Balter L/S Small Cap, including Balter’s continued oversight of each of the Balter Global Macro and Balter L/S Small Cap’s sub-advisers to ensure that each sub-adviser adheres to its particular investment strategy. Additionally, the Board received satisfactory responses from the representative of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

accounts would conflict with its management of Balter Global Macro and Balter L/S Small Cap; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with each of Balter Global Macro and Balter L/S Small Cap’s investment limitations, noting that Balter’s CCO will periodically review the portfolio managers’ performance of their duties with respect to each of Balter Global Macro and Balter L/S Small Cap to ensure compliance under Balter’s compliance program. The Board discussed and noted Balter’s robust compliance program and strong professional staff. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed with Balter and concluded that Balter was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to Balter Global Macro and Balter L/S Small Cap. With respect to Balter’s D&O/E&O insurance policy, the Board noted that to the extent that a sub-adviser should commit a trading error, Balter would be responsible for the payment of any monies owed a Fund and would then seek reimbursement from the appropriate sub-adviser by reducing the sub-advisory fee to be paid to the respective sub-adviser. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Balter Advisory Agreement with respect to Balter Global Macro and Balter L/S Small Cap and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory and reliable.

Performance. The Board discussed the reports prepared by Morningstar and reviewed the performance of Balter Global Macro as compared to its Morningstar selected peer group, Morningstar category and benchmark for the one year and since inception periods ended March 31, 2017. The Board noted that Balter Global Macro had underperformed its peer group and Morningstar category medians for the one year period, outperformed its peer group median but underperformed its Morningstar category median since inception, and underperformed its benchmarks, the Barclays Global Aggregate Bond Index (“Barclays Index”) and MSCI All Country World Index (“MSCI Index”), for the since inception period while outperforming the Barclays Index but underperforming the MSCI Index for the 1 year period. The Board noted based on its discussions with Balter that lagging performance was primarily due to a challenging market environment for discretionary macro investing and low market volatility. The Board further noted that the Fund should perform favorably during a normal, volatile market cycle. With respect to Balter L/S Small Cap, the Board discussed the reports prepared by Morningstar and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended March 31, 2017. The Board noted that the Fund had outperformed its peer group and Morningstar category for the one and three year and since inception periods but underperformed its benchmark (Russell 2000) for each of those periods. After further discussion, the Board concluded that overall, each of Balter Global Macro and Balter L/S Small Cap Fund’s past performance were satisfactory and in-line with its investment objectives.

Fees and Expenses. As to the costs of the services provided by Balter, the Board discussed the comparison of advisory fees and total operating expense data and reviewed Balter Global Macro’s and Balter L/S Small Cap’s advisory fees and overall expenses compared to its peer group and Morningstar category as presented in the Morningstar Reports. For each of Balter Global Macro and Balter L/S Small Cap, the Board noted the advisory fees were on the high side but not the highest in their Morningstar category although the advisory fee for Balter Global Macro was the highest in its peer group. The Board further noted that Balter is responsible to pay each sub-adviser out of the advisory fees it receives from each of Balter Global Macro and Balter L/S Small Cap which accounts for the higher advisory fee being charged to each Fund. The Board reviewed the proposed contractual arrangements for each of Balter Global Macro and Balter L/S Small Cap, which stated that Balter had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2018 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed (i) 1.89% and 2.19% of Balter Global Macro’s average net assets for Institutional and Investor Class shares, respectively, and (ii) 2.19% and 2.54% of Balter L/S Small Cap’s average net assets for Institutional and Investor Class shares, respectively; and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services to be provided by Balter to each of Balter Global Macro and Balter L/S Small Cap, the advisory fees charged by Balter were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to each of Balter Global Macro and Balter L/S Small Cap based on its review of the break even and profitability reports and analyses and the selected financial information provided by Balter. The Board concluded that based on the services provided and the projected growth of Balter Global Macro and Balter L/S Small Cap that profits from Balter’s relationship with each of Balter Global Macro and Balter L/S Small Cap were not excessive.

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

Economies of Scale. As to the extent to which each of Balter Global Macro and Balter L/S Small Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of each of the funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term but that the Board would continue to monitor the growth of Balter Global Macro and Balter L/S Small Cap and, should either of the funds reach scale, would consider adding breakpoints at such time.

The Board then reviewed and discussed the written materials that were provided by Willowbridge in advance of the Meeting and deliberated on the approval of the renewal of the Willowbridge Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Willowbridge, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Willowbridge; (iii) the performance history of Willowbridge; and (iv) Willowbridge’s financial condition, history of operations and ownership structure. In considering the approval of the Balter Global Macro Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Willowbridge, the Board noted the experience of the portfolio management and research personnel of Willowbridge, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Willowbridge and reviewed supporting materials. The Board reviewed the presentation materials prepared by Willowbridge describing its investment process. The Board received responses from Willowbridge with respect to a series of important questions, including: whether Willowbridge is involved in any lawsuits or pending regulatory actions. The Board noted that Willowbridge had received and responded to letters from the SEC and CFTC and requested that either the Trust’s CCO review the letters and Willowbridge’s responses thereto during his next onsite visit or that Trust counsel review such letters and responses on a confidential basis and for either to report back to the Board no later than its next quarterly meeting in July. The Board discussed Willowbridge’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Willowbridge included in the Board Materials, the Board concluded that Willowbridge had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Willowbridge Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to Balter and Balter Global Macro were satisfactory.

Performance. The Board considered Willowbridge’s past performance as well as other factors relating to Willowbridge’s track record. The Board concluded that the performance track record of Willowbridge was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by Willowbridge, the Board discussed the sub-advisory fee payable to Willowbridge. The Board considered that Willowbridge is paid by Balter and not by Balter Global Macro and noted Balter’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Willowbridge was reasonable in light of the quality of the services performed by them. The Trustees discussed the total fees to be paid to Willowbridge, and noted that Willowbridge received no other compensation from Balter Global Macro or Balter except the sub-advisory fee earned pursuant to the Willowbridge Sub-Advisory Agreement and payable by Balter. It was noted, however, that there is a sub-advisory agreement between Willowbridge and Balter with respect to the wholly-owned subsidiary of Balter Global Macro (the “Balter Global Macro Subsidiary Sub-Advisory Agreement”). While the Balter Global Macro Subsidiary Sub-Advisory Agreement provides for a sub-advisory fee, it was noted that the agreement includes a provision requiring Willowbridge to waive any sub-advisory fees owed by Balter pursuant to the Balter Subsidiary Sub-Advisory Agreement in proportion to the fees Willowbridge receives pursuant to the Willowbridge Sub-Advisory Agreement so as to avoid double charging on the same assets at both the Balter Global Macro and the subsidiary levels. As to the costs of the services to be provided, the Trustees noted that because all sub-advisory fees will be paid by Balter, the overall advisory fee paid by Balter Global Macro is not directly affected by the sub-advisory fees. Additionally, the Board noted that, while Willowbridge did not manage any other fund or account in an identical manner as Balter Global Macro, Willowbridge typically charged its private funds and managed accounts a 2.00% management fee and 20% incentive fee which was more than the fee it charged in connection with sub-advising Balter Global Macro. Based on all these factors, the Board concluded that the sub-advisory fee to be paid under the Willowbridge Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

Profitability. As to profits realized by Willowbridge, the Trustees reviewed a profitability analysis that was provided by Willowbridge. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by the Fund was not and will not be directly affected by the sub-advisory fee paid to Willowbridge. Consequently, the Board did not consider the profitability of Willowbridge to be a significant factor, although it concluded that the profits realized by Willowbridge were not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter Global Macro, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Global Macro increase.

The Board then reviewed and discussed the written materials that were provided by in advance of the Meeting and deliberated on the approval of the renewal of the Millrace Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Millrace to Balter L/S Small Cap, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Millrace; (iii) the performance history of Millrace; and (iv) Millrace’s financial condition, history of operations and ownership structure. In considering the approval of the renewal of the Millrace Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Millrace, the Board noted the experience of the portfolio management and research personnel of Millrace, including its experience in the investment field, education and industry credentials. The Board discussed the financial condition of Millrace noting that Millrace had not provided any financial information but had offered to make such information available for review in Millrace’s offices. The Board concluded that the Trust’s CCO or his designee would review Millrace’s financial information during the next annual compliance site visit and report back to the Board on his findings no later than the Board’s next quarterly meeting in July 2017. The Board reviewed the presentation materials prepared by Millrace describing their investment process. The Board received satisfactory responses from Millrace with respect to a series of important questions, including: whether Millrace was involved in any lawsuits or pending regulatory actions. The Board discussed Millrace’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Millrace included in the Board Materials, the Board concluded that Millrace had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Millrace Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to Balter L/S Small Cap were satisfactory.

Performance. The Board considered Millrace’s past performance as well as other factors relating to Millrace’s track record. The Board concluded that the performance track record of Millrace was satisfactory.

Fees and Expenses. As to the costs of the services provided by Millrace, the Board discussed the sub-advisory fee payable to Millrace. The Board considered that Millrace was paid by Balter and not by Balter L/S Small Cap and noted Balter’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Millrace was reasonable in light of the quality of the services performed by them. The Trustees discussed the total fees paid to Millrace, and noted that Millrace would receive no compensation from Balter L/S Small Cap or Balter other than the sub-advisory fee earned pursuant to the Millrace Sub-Advisory Agreement and payable by Balter. The Board also noted that for the private fund that Millrace managed, it received an asset based management fee ranging from 1.00% to 1.50% plus a 0.20% incentive fee which is more than what it received for managing its allocated portion of Balter L/S Small Cap. Based on these factors, the Board concluded that the sub-advisory fee paid under the Millrace Sub-advisory Agreement was reasonable in light of the services provided thereunder.

Profitability. As to profits realized by Millrace, the Trustees reviewed a profitability analysis that was provided by Millrace. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter L/S Small Cap was not and would not be directly affected by the sub-advisory fee paid to Millrace. Consequently, the Board did not consider the profitability of Millrace to be a significant factor, although it concluded that the profits realized by Millrace were not excessive.

Balter Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2017

Economies of Scale. Because the sub-advisory fees are not paid by Balter L/S Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Long/Short increase.

Conclusion: Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Balter Funds Advisory Agreements, the Balter Funds Sub-Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter, Willowbridge, and Millrace as the Board believed to be reasonably necessary to evaluate the terms of each Balter Funds Advisory Agreement as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Balter Funds Advisory Agreement separately, (a) the terms of the Balter Funds Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Balter Funds Advisory Agreement is in the best interests of Balter Global Macro and Balter L/S Small Cap and its shareholders, as appropriate. In considering the approval of the renewal of each of the Balter Funds Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each Balter Funds Advisory Agreement was in the best interests of Balter Global Macro and Balter L/S Small Cap and their respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Balter Funds Advisory Agreement.

Balter Funds

EXPENSE EXAMPLES (Unaudited)

April 30, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
	11/1/16	4/30/17	11/1/16 – 4/30/17*	11/1/16 – 4/30/17*
Balter Discretionary Global Macro Fund
Institutional Class	$1,000.00	$1,006.20	$9.40	1.89%
Investor Class	$1,000.00	$1,005.10	$10.89	2.19%
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$1,167.20	$12.04	2.24%
Investor Class	$1,000.00	$1,167.20	$13.65	2.54%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,116.60	$11.49	2.19%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/16	4/30/17	11/1/16 – 4/30/17*	11/1/16 – 4/30/17
Balter Discretionary Global Macro Fund
Institutional Class	$1,000.00	$1,015.42	$9.44	1.89%
Investor Class	$1,000.00	$1,013.93	$10.94	2.19%
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$1,013.69	$11.18	2.24%
Investor Class	$1,000.00	$1,012.20	$12.67	2.54%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,013.93	$10.94	2.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-322-8112 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-322-8112.

INVESTMENT ADVISOR
Balter Liquid Alternatives, LLC
125 High Street, Oliver Street Tower, Suite 802
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/17